Long-Term Debt and Revolving Credit Facility (Details) (USD $)	12 Months Ended	1 Months Ended	12 Months Ended						1 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 ABL revolving credit facility	Dec. 31, 2012 ABL revolving credit facility	Dec. 31, 2011 ABL revolving credit facility	Dec. 27, 2012 ABL revolving credit facility	Dec. 31, 2012 ABL revolving credit facility Base rate	Dec. 31, 2012 ABL revolving credit facility LIBOR	Dec. 27, 2012 Letter of Credit	Oct. 31, 2009 11.25% Senior Secured Notes	Oct. 01, 2009 11.25% Senior Secured Notes
Debt Instrument
Principal amount issued									$ 200,000,000
Initial offering price as percentage of the principal amount										95.454%
Interest on Senior Secured Notes (as a percent)										11.25%
Revolving credit financing					125,000,000			20,000,000
Line of Credit Facility - Term		5 years
Line of credit facility term specified as period prior to the maturity of notes		120 days
Interest Rate of Wells Fargo's, Basis Points (as a percent)						1.50%	2.50%
Line of Credit Fees Capitalized					5,642,000					7,815,000
Amortization of Capitalized Fees into Expense	2,613,000
Amount drawn on ABL Facility			316,717,000	274,026,000
Payment on ABL Facility			326,792,000	253,777,000
Available Credit under ABL Facility		74,342,000	74,342,000
Availability threshold for fixed charge coverage ratio financial covenant to be operational			$ 25,000,000